Condensed Consolidated Statement of Stockholders' Deficit (Unaudited) - USD ($)	Total	Common stock	Additional Paid in Capital	Accumulated Deficit
Balance at beginning at Mar. 31, 2015	$ 2,403,311	$ 29,423	$ 12,473,115	$ (10,099,227)
Balance at beginning (in shares) at Mar. 31, 2015		29,423,325
Shares issued for cash	612,500	$ 254	612,246
Shares issued for cash, Shares		254,167
Shares issued for services and advisory board	856,500	$ 601	855,899
Shares issued for services and advisory board, Shares		600,667
Shares issued for warrants	5,813	$ 388	5,425
Shares issued for warrants, Shares		387,500
Debt discount	99,544		99,544
Net loss	(3,746,944)			(3,746,944)
Balance at ending at Mar. 31, 2016	230,724	$ 30,666	14,046,229	(13,846,171)
Balance at ending (in shares) at Mar. 31, 2016		30,665,659
Shares issued for cash	1,375,000	$ 183	1,374,817
Shares issued for cash, Shares		183,333
Fair value of shares issued for services to consultants	2,279,589	$ 526	2,279,063
Fair value of shares issued for services to consultants, Shares		526,240
Shares issued upon exercise of warrants	48,123	$ 3,222	44,901
Shares issued upon exercise of warrants, Shares		3,221,787
Fair value of warrants and beneficial conversion features as valuation discount	1,315,812		1,315,812
Share issued upon debt conversion	205,918	$ 69	205,849
Share issued upon debt conversion, Shares		68,639
Fair value of warrants and beneficial conversion features on debt conversion	3,248,948		3,248,948
Fair value of warrants issued for note extension and inducement to convert	2,002,977		2,002,977
Fair value of beneficial conversion feature	136,936		136,936
Net loss	(14,249,719)			(14,249,719)
Balance at ending at Mar. 31, 2017	(3,405,692)	$ 34,666	24,655,532	(28,095,890)
Balance at ending (in shares) at Mar. 31, 2017		34,665,658
Fair value of shares issued for services to consultants	382,705	$ 76	382,629
Fair value of shares issued for services to consultants, Shares		76,388
Fair value of shares issued for services to employees	107,292	$ 233	107,059
Fair value of shares issued for services to employees, Shares		233,333
Shares issued upon exercise of warrants	10,226	$ 341	9,885
Shares issued upon exercise of warrants, Shares		340,833
Shares issued for Wantickets acquisition	3,340,000	$ 667	3,339,333
Shares issued for Wantickets acquisition, Shares		666,667
Fair value of warrants and beneficial conversion features as valuation discount	1,583,152		1,583,152
Net loss	(2,815,160)			(2,815,160)
Balance at ending at Jun. 30, 2017	$ (797,477)	$ 35,983	$ 30,077,590	$ (30,911,050)
Balance at ending (in shares) at Jun. 30, 2017		35,982,880